Convertible Debentures	3 Months Ended
Mar. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

5. Convertible Debentures

During the three months ended March 31, 2011, the Company issued and sold 10% Convertible Debentures amounting to $1,970,00. These debentures are convertible to the Company’s common stock at $0.30 per share and mature on January 31, 2014.  The related debenture agreement also provides for a mandatory conversion anytime prior to the maturity date if all of the following criteria are met: a) the common shares underlying the debentures are registered in a registration statement under the Securities Act or are available for resale pursuant to Rule 144; b) the Company’s share prices for a period of 10 consecutive days remain at or above $1 and c) the daily volume of the Company’s stock during such consecutive 10 day period is at least 50,000.

The Company evaluated the terms of the debentures under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 815-15 and the determined that the embedded conversion option of the debentures require derivative accounting treatment due to reset provisions in the conversion price. The fair value of the embedded conversion option amounted to $2,840,420 of which $1,482,881was recognized as a debt discount to debentures and the difference of $1,357,539 being recognized as a “day 1” derivative loss. The debt discount is accreted to interest expense over the term of the debentures. Amortization expense for the three months ended March 31, 2012 amounted to $56,199.